SEGMENT INFORMATION 10K (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 Segment	Mar. 31, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Number of reportable segments	2		2
Segment information identified and reconciliation of segment information to total consolidated information [Abstract]
Revenues	$ 7,684	$ 8,709	$ 35,051	$ 37,723
Cost of goods sold	6,270	7,743	31,106	31,651
Gross profit	1,414	966	3,945	6,072
Intersegment fees		0		0
Depreciation and amortization (in selling, general and administrative)	(818)	(331)	(1,249)	(2,062)
Impairment of property	0	(300)	(300)	(1,069)
Other operating expense	(3,315)	(3,382)	(12,366)	(11,628)
Loss from operations	(2,719)	(2,747)	(9,970)	(8,687)
Net income (loss) attributable to RiceBran Technologies shareholders	(1,865)	(5,813)	(15,021)	(9,509)
Interest expense	(1,188)	(629)	(3,934)	(1,926)
Depreciation (in costs of goods sold)	(677)	(637)	(2,799)	(2,550)
Purchases of property	2,203	716	3,119	6,482
Segment information for selected balance sheet accounts [Abstract]
Property, net, end of period	27,804		24,958	28,457
Goodwill, end of period	4,993		4,139	4,773
Intangible assets, net, end of period	4,533		1,417	2,575
Total assets, end of period	52,661		44,578	47,006
Revenues from External Customers by Geographical Area [Line Items]
Total revenues	7,684	8,709	35,051	37,723
United States [Member]
Revenues from External Customers by Geographical Area [Line Items]
Total revenues	4,500	3,595	12,869	16,177
Brazil [Member]
Revenues from External Customers by Geographical Area [Line Items]
Total revenues	2,648	4,271	17,861	18,266
Other International [Member]
Revenues from External Customers by Geographical Area [Line Items]
Total revenues	536	843	4,321	3,280
Corporate [Member]
Segment information identified and reconciliation of segment information to total consolidated information [Abstract]
Revenues	0	0	0	0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
Intersegment fees		56		347
Depreciation and amortization (in selling, general and administrative)	(10)	(6)	(24)	(197)
Impairment of property			0	0
Other operating expense	(1,632)	(1,416)	(5,918)	(4,768)
Loss from operations	(1,642)	(1,366)	(5,942)	(4,618)
Net income (loss) attributable to RiceBran Technologies shareholders	(988)	(5,213)	(12,418)	(7,046)
Interest expense	(530)	(276)	(1,950)	(743)
Depreciation (in costs of goods sold)	0	0	0	0
Purchases of property	84	4	21	1
Segment information for selected balance sheet accounts [Abstract]
Property, net, end of period	129		55	36
Goodwill, end of period	0		0	0
Intangible assets, net, end of period	0		0	0
Total assets, end of period	5,628		6,039	3,201
USA [Member]
Segment information identified and reconciliation of segment information to total consolidated information [Abstract]
Revenues	4,993	2,909	12,023	12,633
Cost of goods sold	3,377	2,205	9,078	8,946
Gross profit	1,616	704	2,945	3,687
Intersegment fees		0		0
Depreciation and amortization (in selling, general and administrative)	(638)	(121)	(469)	(1,006)
Impairment of property			(300)	(1,069)
Other operating expense	(742)	(677)	(2,006)	(2,364)
Loss from operations	236	(94)	170	(752)
Net income (loss) attributable to RiceBran Technologies shareholders	236	(94)	170	(770)
Interest expense	0	0	0	(17)
Depreciation (in costs of goods sold)	(253)	(225)	(926)	(899)
Purchases of property	143	12	191	150
Segment information for selected balance sheet accounts [Abstract]
Property, net, end of period	7,985		7,231	8,731
Goodwill, end of period	675		0	0
Intangible assets, net, end of period	3,984		745	1,133
Total assets, end of period	16,787		9,796	11,609
Brazil [Member]
Segment information identified and reconciliation of segment information to total consolidated information [Abstract]
Revenues			23,028	25,090
Cost of goods sold			22,028	22,705
Gross profit			1,000	2,385
Intersegment fees				(347)
Depreciation and amortization (in selling, general and administrative)			(756)	(859)
Impairment of property			0	0
Other operating expense			(4,442)	(4,496)
Loss from operations			(4,198)	(3,317)
Net income (loss) attributable to RiceBran Technologies shareholders			(2,773)	(1,693)
Interest expense			(1,984)	(1,166)
Depreciation (in costs of goods sold)			(1,873)	(1,651)
Purchases of property			2,907	6,331
Segment information for selected balance sheet accounts [Abstract]
Property, net, end of period			17,672	19,690
Goodwill, end of period			4,139	4,773
Intangible assets, net, end of period			672	1,442
Total assets, end of period			$ 28,743	$ 32,196